PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 97.4%
Common Stocks
Aerospace & Defense 0.5%
Curtiss-Wright Corp.	740	$94,483
Spirit AeroSystems Holdings, Inc. (Class A Stock)	2,140	88,361
		182,844
Airlines 0.7%
Sun Country Airlines Holdings, Inc.*	7,752	234,731
Banks 8.5%
Ameris Bancorp	1,623	85,029
Atlantic Union Bankshares Corp.	3,552	127,410
BankUnited, Inc.	6,790	275,402
Brookline Bancorp, Inc.	16,054	257,667
Eastern Bankshares, Inc.	7,056	146,553
Enterprise Financial Services Corp.	5,250	246,855
First Bancorp	5,876	284,516
First Foundation, Inc.	9,318	247,952
Metropolitan Bank Holding Corp.*	1,482	134,655
PacWest Bancorp	6,815	323,508
Pinnacle Financial Partners, Inc.	3,125	301,781
Silvergate Capital Corp. (Class A Stock)*	976	152,861
Wintrust Financial Corp.	3,113	275,501
		2,859,690
Biotechnology 2.6%
Amicus Therapeutics, Inc.*	16,328	171,444
Apellis Pharmaceuticals, Inc.*	3,289	101,104
Avid Bioservices, Inc.*	6,633	203,501
Nurix Therapeutics, Inc.*	3,192	106,772
ORIC Pharmaceuticals, Inc.*	4,303	62,996
SpringWorks Therapeutics, Inc.*	951	63,774
Veracyte, Inc.*	3,373	161,499
		871,090
Building Products 2.1%
Armstrong World Industries, Inc.	1,085	114,630
JELD-WEN Holding, Inc.*	13,175	361,127
Zurn Water Solutions Corp.	5,893	213,798
		689,555

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 7.4%
AssetMark Financial Holdings, Inc.*	3,227	$82,740
Bridge Investment Group Holdings, Inc. (Class A Stock)*	10,947	207,446
Brightsphere Investment Group, Inc.	16,897	506,572
Focus Financial Partners, Inc. (Class A Stock)*	8,011	503,571
Hamilton Lane, Inc. (Class A Stock)	2,218	231,803
Houlihan Lokey, Inc.	3,696	414,248
Lazard Ltd. (Class A Stock)	4,052	198,507
Moelis & Co. (Class A Stock)	2,175	158,210
Open Lending Corp. (Class A Stock)*	5,376	169,452
		2,472,549
Chemicals 1.5%
Avient Corp.	9,506	512,183
Commercial Services & Supplies 1.2%
ACV Auctions, Inc. (Class A Stock)*	6,740	131,228
Harsco Corp.*	15,578	266,384
		397,612
Construction & Engineering 3.6%
Concrete Pumping Holdings, Inc.*	14,636	125,870
Great Lakes Dredge & Dock Corp.*	27,287	415,308
WillScot Mobile Mini Holdings Corp.*	18,674	648,921
		1,190,099
Construction Materials 1.1%
Summit Materials, Inc. (Class A Stock)*	10,770	383,950
Diversified Telecommunication Services 0.9%
Bandwidth, Inc. (Class A Stock)*	3,382	288,417
Electrical Equipment 0.4%
Fluence Energy, Inc.*	3,877	137,905
Electronic Equipment, Instruments & Components 2.3%
FARO Technologies, Inc.*	1,994	146,698

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.	1,303	$383,799
nLight, Inc.*	8,891	250,015
		780,512
Energy Equipment & Services 0.9%
Cactus, Inc. (Class A Stock)	6,713	292,016
Equity Real Estate Investment Trusts (REITs) 6.3%
American Assets Trust, Inc.	5,884	222,592
Cousins Properties, Inc.	7,062	279,726
Independence Realty Trust, Inc.	17,845	421,677
National Storage Affiliates Trust	6,738	420,855
Plymouth Industrial REIT, Inc.	5,473	139,890
Retail Opportunity Investments Corp.	9,027	160,410
Summit Hotel Properties, Inc.*	23,748	237,480
UMH Properties, Inc.	9,614	230,159
		2,112,789
Food & Staples Retailing 2.0%
BJ’s Wholesale Club Holdings, Inc.*	2,698	157,671
Performance Food Group Co.*	11,371	514,310
		671,981
Food Products 1.3%
Adecoagro SA (Brazil)*	13,804	120,923
Freshpet, Inc.*	1,258	196,135
Utz Brands, Inc.	6,596	102,831
		419,889
Health Care Equipment & Supplies 4.7%
BioLife Solutions, Inc.*	3,134	166,572
CONMED Corp.	712	104,151
Inari Medical, Inc.*	1,987	179,863
Integra LifeSciences Holdings Corp.*	1,322	87,860
Nevro Corp.*	1,374	156,279
Outset Medical, Inc.*	4,748	252,926

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Silk Road Medical, Inc.*	3,846	$225,799
Tandem Diabetes Care, Inc.*	2,946	401,628
		1,575,078
Health Care Providers & Services 4.0%
Acadia Healthcare Co., Inc.*	6,790	420,980
Accolade, Inc.*	6,199	246,658
Covetrus, Inc.*	6,196	125,097
HealthEquity, Inc.*	1,973	130,573
Progyny, Inc.*	5,897	362,253
Talkspace, Inc.*	12,284	42,257
		1,327,818
Health Care Technology 2.5%
Inspire Medical Systems, Inc.*	1,477	398,169
Phreesia, Inc.*	5,459	385,078
Sophia Genetics SA (Switzerland)*	3,694	52,418
		835,665
Hotels, Restaurants & Leisure 4.0%
Bally’s Corp.*	4,131	189,241
Bloomin’ Brands, Inc.*	13,287	287,265
Jack in the Box, Inc.	3,434	339,794
Rush Street Interactive, Inc.*	8,573	172,575
Wingstop, Inc.	1,939	334,419
		1,323,294
Household Durables 1.1%
Century Communities, Inc.	5,453	365,678
Independent Power & Renewable Electricity Producers 1.5%
NextEra Energy Partners LP	5,771	498,037
Insurance 1.8%
Axis Capital Holdings Ltd.	6,998	364,386
Goosehead Insurance, Inc. (Class A Stock)	1,537	221,789
		586,175

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
IT Services 2.6%
Evo Payments, Inc. (Class A Stock)*	11,752	$254,783
Flywire Corp.*	1,249	59,253
Grid Dynamics Holdings, Inc.*	15,277	439,214
Payoneer Global, Inc.*	17,635	133,144
		886,394
Leisure Products 1.3%
Brunswick Corp.	4,601	428,307
Life Sciences Tools & Services 0.5%
NeoGenomics, Inc.*	2,799	128,754
Olink Holding AB (Sweden), ADR*	1,499	48,208
		176,962
Machinery 4.8%
Colfax Corp.*	8,428	435,053
Enerpac Tool Group Corp.	11,631	242,972
Gates Industrial Corp. PLC*	12,906	212,175
Kennametal, Inc.	6,387	253,883
Mayville Engineering Co., Inc.*	8,640	153,447
Mueller Water Products, Inc. (Class A Stock)	5,891	96,671
Trinity Industries, Inc.	8,105	227,345
		1,621,546
Media 0.4%
Cardlytics, Inc.*	1,855	145,914
Oil, Gas & Consumable Fuels 1.9%
PDC Energy, Inc.	12,263	641,478
Personal Products 1.3%
elf Beauty, Inc.*	13,951	450,757
Pharmaceuticals 1.0%
Prestige Consumer Healthcare, Inc.*	3,779	226,702
Revance Therapeutics, Inc.*	7,724	106,205
		332,907

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Professional Services 2.1%
ASGN, Inc.*	3,182	$380,758
HireRight Holdings Corp.*	4,307	74,296
Huron Consulting Group, Inc.*	4,403	220,854
Sterling Check Corp.*	773	16,581
		692,489
Road & Rail 2.1%
Saia, Inc.*	2,199	687,495
Semiconductors & Semiconductor Equipment 5.4%
Brooks Automation, Inc.	3,973	462,656
Lattice Semiconductor Corp.*	1,442	100,132
MACOM Technology Solutions Holdings, Inc.*	6,636	463,326
MaxLinear, Inc.*	7,199	453,537
Tower Semiconductor Ltd. (Israel)*	10,333	329,313
		1,808,964
Software 5.8%
Clear Secure, Inc. (Class A Stock)*	2,715	121,333
Descartes Systems Group, Inc. (The) (Canada)*	2,325	190,115
Enfusion, Inc. (Class A Stock)*	660	13,616
Everbridge, Inc.*	2,653	422,650
Intapp, Inc.*	3,337	90,099
PagerDuty, Inc.*	5,405	225,659
Q2 Holdings, Inc.*	2,427	190,422
Sprout Social, Inc. (Class A Stock)*	1,713	218,716
Varonis Systems, Inc.*	7,308	473,120
		1,945,730
Specialty Retail 2.6%
Boot Barn Holdings, Inc.*	1,628	170,110
Citi Trends, Inc.*	2,622	202,838
National Vision Holdings, Inc.*	6,897	425,131
Vroom, Inc.*	4,478	85,664
		883,743
Textiles, Apparel & Luxury Goods 1.1%
Kontoor Brands, Inc.	7,235	383,455

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance 0.4%
WSFS Financial Corp.	2,391	$123,878
Trading Companies & Distributors 1.2%
Core & Main, Inc. (Class A Stock)*	6,630	181,397
Rush Enterprises, Inc. (Class A Stock)	4,134	215,299
		396,696

Total Long-Term Investments (cost $21,605,907)		32,616,272

Short-Term Investment 3.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,002,911)(wb)	1,002,911	1,002,911

TOTAL INVESTMENTS 100.4% (cost $22,608,818)		33,619,183
Liabilities in excess of other assets (0.4)%		(141,108)

Net Assets 100.0%		$33,478,075

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).